Dreyfus Floating Rate Income Fund

Incorporated herein by reference is the above-referenced fund’s As Revised Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 5, 2015 (SEC Accession No. 0000819940-15-000096).